As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22335)

Evermore Funds Trust

(Exact name of registrant as specified in charter)

89 Summit Avenue Summit, New Jersey 07901

(Address of principal executive offices) (Zip code)

Eric LeGoff
89 Summit Ave, 3rd Floor
Summit, New Jersey 07901

(Name and address of agent for service)

(866) 383-7667

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

EVERMORE FUNDS

Semi-Annual Report  June 30, 2011

(Unaudited)

Evermore
Global
Value
Fund

Evermore
European
Value
Fund

Elements of Our Active Value Investment Approach

At Evermore Global Advisors, we employ an active value approach to investing. We seek to leverage our deep operating and investing experience and extensive global relationships to identify and invest in great companies around the world that have compelling valuations and are undergoing strategic changes which we believe will unlock value.

Seeking to Generating Value . . .

•

Catalyst-Driven Investing. We do more than pick cheap stocks and hope for their prices to rise. We invest in companies where a series of catalysts exist to unlock value. The catalysts we look for reflect strategic changes in the company’s management, operations or financial structure that are already underway. They are not broadly recognized, but we feel they are likely to have a significant impact on a stock’s performance over time.

Supporting Our Active Value Orientation . . .

•

Original Fact-Based Research. We do not rely on brokerage reports to research companies. We conduct our own, original fact-based research to validate management’s stated objectives and the existence of catalysts to unlock value. We also perform detailed business segment analysis on each company we research.

•

Business Operating Experience. Our senior team has hands-on business operating experience; including starting and managing businesses, sitting on company boards, and assisting management of multi-national corporations restructure their businesses. We rely on this experience to better evaluate investment opportunities.

•

A Global Network of Strategic Relationships. Over the past 20 years, our investment team has developed an extensive global network of strategic relationships, including individuals and families that control businesses, corporate board members, corporate management, regional brokerage firms, press contacts, etc. We leverage these relationships to help generate and better evaluate investment opportunities.

•

Taking a Private Equity Approach to Public Equity Investing. When we are interested in an investment opportunity, we get to know the management team of the company, study the company’s business model, evaluate the competitive and regulatory environment, and test and crosscheck everything the management team tells us against our own experience.

•

Always Active, Sometimes Activist. We are always engaged with the companies in which we invest to ensure management teams follow through on their commitments to change. On limited occasions, when we are not satisfied with

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the efforts of management, we may play an activist role working with other shareholders to facilitate change.

Executing Our Approach . . .

•	Targeting Complex Investment Opportunities. We love looking at holding companies and conglomerates that are often under-researched and/or misunderstood.

•

Investing Across the Capital Structure. We evaluate all parts of a company’s capital structure to determine where the best risk-adjusted return potential exists. At times, we may invest in multiple parts of a company’s capital structure (e.g., investing in both a company’s debt and equity).

•

Investing in Merger Arbitrage and Distressed Situations. We look to take advantage of announced merger and acquisition deals where an attractive spread exists between the market price and the announced deal price for the target company. We also look for opportunities in distressed companies that have filed or may file for bankruptcy, or are involved in reorganizations or financial restructurings.

•	Exploiting Short Selling Opportunities. We seek to take advantage of short selling opportunities to address currency, security, sector and market risk.

•	Tactically Managing Cash Levels. We are not afraid to hold significant cash positions when it makes sense for the portfolios.

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A Letter from the CEO

To Our Shareholders:

Eric LeGoff CEO, Evermore Funds Trust

In the first half of 2011, the investment performance of our Funds swung widely, with strong first quarter performance followed by poor second quarter performance that more than erased all of the returns of the first quarter. Unfortunately, this type of performance volatility may often be seen when we apply our opportunistic style of investing in an extremely unstable and difficult global market environment.

Volatility and risk are often confused, particularly in turbulent times such as those we are now experiencing. But we do not believe that risk and volatility are the same thing. In our view, risk is the potential for permanent loss of capital, while volatility represents the swings that a given investment may have. It is critical to understand that, if an investment has big moves up or down along its journey to value creation, it does not inherently carry more risk than an investment with more moderate price swings. Volatility, of course, affects the day to day net asset values of our portfolios to some degree. But assessing the distinctive risk factors of each situation – and how these can be mitigated over time through careful management and other attributes – is the far more salient consideration when it comes to Evermore’s focus on creating real value and returns over time.

We believe that great investment opportunities exist today in virtually every region in the world. But identifying the most attractive prospects always depends on careful evaluation of a situation’s distinctive characteristics – in particular, the potential for value to emerge irrespective of broader regional dynamics. Understanding and taking advantage of the potential for value creation situation by situation has been and will remain essential to the Evermore approach.

As challenging as 2011’s first half was, it became clear, as we proceeded through the summer, that 2011’s second half could present similarly daunting circumstances. The resolution of the U.S.’s debt ceiling deliberations – followed by an unprecedented credit downgrade – and ongoing sovereign debt issues in Europe provoked market volatility reminiscent of 2008’s financial crisis. Around the globe, investors once again were fleeing “risk assets” of all kinds, without apparent regard for underlying fundamentals. This kind of market environment tests the resolve of even the most dedicated investor. But investors who also are forward looking and patient should recognize the value of crisis - in the opportunity to acquire superior assets at remarkably favorable prices. This has consistently been, and will remain, our core strategy at Evermore.

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We thank our investors for their continuing patience, support and confidence, and for sharing with us – during an extremely difficult time – a long term perspective, which we firmly believe is key to the generation of superior investment value.

Sincerely,

Eric LeGoff
CEO, Evermore Funds Trust

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Evermore Global Investor Letter for the
Six Months Ended June 30, 2011

To Our Shareholders:

David Marcus Lead Portfolio Manager	Jae Chung Co-Portfolio Manager

Throughout 2011’s first half, global markets again took a roller coaster ride and, as a result, our Funds’ portfolios experienced extremely high volatility. After strong first quarter investment performance, the second quarter was a disappointing one for our shareholders and for all of us at Evermore. Virtually all of the performance in the first quarter was derived from positions we initiated during the prior year. A significant portion of the decline in the second quarter came from these same positions. We saw a decline in prices generally across the board.

Although the global economic recovery has moved forward, albeit slowly, and corporate earnings have continued to improve, the marketplace’s stress and strain are tangible. Multiple factors have engendered nervousness across the global landscape, including fears of a slowdown in China, Japan’s inability to turn itself around economically, civil unrest in the Middle East, the debt situation in Europe and the viability of the EU and the Euro, and high levels of unemployment, slow economic recovery, and debt worries in the U.S.

Yet, as we have often said, it is just this kind of market environment that has typically yielded the most attractive opportunities. We take a long term view of the markets where we focus. As committed value investors, we have seen time and again that a patient approach dedicated to identifying potential “diamonds in the rough” have generated superior results. This philosophy remains central to our investment method. Over the course of the first six months of 2011, we took advantage of depressed prices to add to existing positions and to initiate new positions at what we believe are very attractive valuations.

We’d like to take this opportunity to discuss several of our largest holdings.

Bolloré SA (www.bollore.com; holding in both Funds). Bolloré is a $5 billion global conglomerate headquartered in Paris. Its businesses are diverse and include batteries for electric cars, television and radio stations, newspapers, home heating oil distribution and stakes in other public companies, including 30% of Havas, the 6th largest advertising agency in the world, and Vallourec, a global steel tubing business. In addition, Bolloré controls a substantial number of ports across Africa, as well as

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plantations and logistics businesses in Asia and Africa. The earnings from the African ports have grown dramatically and have attracted investors to take a fresh look at this undervalued situation. We continue to believe Bolloré is trading well below its intrinsic value.

Charter Communications Inc. (www.charter.com; holding in the Evermore Global Value Fund). Charter is the fourth largest cable operator in the U.S. and has over 5.5 million subscribers in 27 states. It emerged from Chapter 11 in November 2009 with credit/distressed investors in control of its new equity providing strict financial discipline. Over the last 18 months, Charter named Michael J. Lovett as their new CEO; Paul Allen (co-founder of Microsoft), who formerly controlled 40% of the company pre-bankruptcy, saw his ownership reduced to about 7%; and the company has refinanced a meaningful portion of its debt on more favorable terms. We believe that additional refinancing, merger and acquisitions M&A opportunities and increased operational streamlining and efficiencies should continue to increase free cash flow.

Constantin Medien AG (www.constantin-medien.de; holding in both Funds). Constantin Medien is a German-based media company that focuses on sports, film, and sports and event marketing. Over the past few years, Constantin has undergone a dramatic restructuring process and today has a leading role in German media through its broadcasting arm. With its 47.3% holding in Highlight Communications (which we also own in the Funds), Constantin controls the global broadcasting rights to the UEFA Champions League (soccer) and a significant film library. The two companies combined represent what we believe is an extremely undervalued media powerhouse. In our opinion Constantin continues to be misunderstood and undervalued, notwithstanding its strong balance sheet, compelling assets and talented management.

DMT S.p.A. (www.dmtonline.com; holding in both Funds). DMT is an Italian company that owns and operates the major independent Italian tower infrastructure for that nation’s TV, radio, mobile and all other wireless communication services. We initially bought the position in January 2011 after the company’s management announced that they were pursuing strategic alternatives and restructuring into three operating units. The company also was trading at a discount to our estimate of its private market value. On March 30, DMT announced that it was in exclusive discussions with Elettronica Industriale S.p.A. (“EI”), a wholly owned subsidiary of Mediaset S.p.A., to integrate their broadcast and mobile tower infrastructures. According to the merger’s initial outline, DMT will combine with the Mediaset unit. The new company will continue to be called DMT; Mediaset will own 60% and DMT shareholders will own 40%. We believe that this is just the first step toward significant value creation for DMT shareholders.

Grupo Prisa (www.prisa.com; holding in both Funds). The combined position of the Prisa B convertible preferred shares (NYSE: PRIS-B) and the Prisa warrants that

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trade in Spain represents the largest holding in each of the Funds as of June 30, 2011. The price performance for the Prisa positions for each of the first two quarters was as follows:

	Q1 2011	Q2 2011

PRIS-B Convertible Pfd	+25%	-16%
Prisa Warrants	+47%	-25%

As shown in the table above, while PRIS-B and the warrants delivered excellent performance during the first quarter, they sold off dramatically during the second quarter. Investor fears of Europe collapsing and Spain needing a bailout had a dramatic impact on trading throughout the entire media sector and, in fact, most consumer-related businesses in Spain during the period.

Nevertheless, in our view, Prisa is a much more compelling investment opportunity today than it has been in several years. This media conglomerate is undergoing a massive transformation focusing on both financial and operational improvement.

Prisa controls a variety of media properties ranging from the largest pay television system in Spain (Digital +), to the newspaper El Pais. In addition, Prisa owns radio stations, free to air television channels, and an education related business (Santillana). These businesses were undermanaged for several years and the company, led by the founding Polanco family, undertook an aggressive acquisition spree that almost ended in a bankruptcy filing a few years ago.

However, Prisa remains a media powerhouse, not just in Spain but across Latin America. In fact, through its education-related business, Santillana, and radio stations, we have significant exposure to the fast growing emerging markets of Brazil, Mexico and Chile, among others.

On April 1 this year, Fernando Abril joined Prisa as the new CFO and Deputy CEO. Mr. Abril was formerly the CEO of Credit Suisse Spain and the CFO of Telefonica, the largest telecom operator in Spain. He has an excellent background and track record for leading and turning around businesses. The current CEO will likely leave when his contract is up next year, but has already effectively handed control to Mr. Abril.

The bottom line is that Prisa has all of the attributes that we seek in an investment: cheap valuation, ongoing restructuring – both operational and financial –streamlining and refocusing on core operations, new management and, most important, high quality businesses with the ability to generate significant cash flows.

In 2011’s first half, PRIS-B shares were up 4.8% and Prisa warrants were up 10%.

Old Mutual plc (www.oldmutual.com; holding in both Funds). Old Mutual is a South African insurance and asset management company that trades both in South Africa and the U.K., and has operations in South Africa, the U.K., and the U.S. The company has been undergoing a restructuring since last year and has been shedding

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non-core assets over that period. Shares of Old Mutual were up 8.3% through 2011’s first half.

Retail Holdings NV (www.retailholdings.com; holding in the Evermore Global Value Fund). Formerly known as Singer, N.V., Retail Holdings engages in the retail distribution of a wide variety of home appliances, primarily in Asia. The company is in the process of liquidation, which we estimate might take another 12 to 18 months to complete. The company’s stock closed at $18.80 per share on June 30, 2011. We believe that the company has a liquidation value of between $25 and $30 per share.

SeaCo Ltd. (www.seacoltd.com; holding in both Funds). SeaCo is a shipping container investment and leasing company, newly formed in February 2009 to hold the existing container leasing investments of Sea Containers Group following its U.S. Chapter 11 reorganization in 2008. SeaCo’s main assets include a 50% joint venture interest in GE SeaCo (one of the world’s largest container leasing companies) as well as an investment in its own container fleet, which is managed on behalf of SeaCo by GE SeaCo. SeaCo is a liquidation situation and the company is in the process of reviewing alternatives for maximizing value to shareholders. GE has also indicated its desire to exit this business. We believe this is an excellent time to be a seller in the container business as industry fundamentals have improved significantly over the last several years. The time frame for this liquidation is much shorter than for Retail Holdings and we believe should be completed within the next three months. Shares of SeaCo were up 46.8% in 2011’s first half.

Considering Regions and Risks

The Evermore approach is “bottom-up” focused and we invest company by company – not region by region. However, we do seek to understand the dynamics of a given region or sector that may present risks or opportunities for those investments we own and for potential new ones.

Why Europe? Why Now?

Today, continental Europe is full of such opportunities, notwithstanding the intense investor concern regarding the region’s many challenges.

Imagine a market where:

–	Valuations are compelling

–	Dramatic restructuring possibilities exist

–	Reasonably strong balance sheets are in place

–	Shareholders hold management accountable more than ever

–	Potential for significant M & A activity is exceptionally good

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This is not some idealized investment landscape – it is Europe as it exists today. Naturally, various risks and problems must be factored into a European investment strategy. However, even after insisting on additional discounts and adopting a more aggressive view regarding a margin of safety, we can still see many compelling opportunities across the Continent.

Europe is undergoing a dramatic economic upheaval, with Greece, the EU and the Euro very much the story du jour. At the same time, competition for the region’s attractive investments has been reduced as fear and panic has continued to drive investors away.

Simply put, we believe Europe today offers tremendous investment opportunities. We do not know if the region has yet touched bottom, but we absolutely believe we are buying securities very cheaply compared with their intrinsic value.

In the midst of a crisis, whether perceived or actual, we have often found the best investment opportunities. We come to work every day looking to take advantage of panic in the markets on behalf of our investors. The fact is that the decline in many of our portfolio holdings during the first half of the year and particularly in the second quarter provided us with even greater opportunity to build our favorite positions. We continue to believe that our conviction in these favorite names should benefit our investors over the long term.

“Sneaking Into” Emerging Markets

At the same time that we are combing the developed markets for opportunities, we are also considering the prospects of the emerging markets – though not necessarily via direct investment. Our approach is to “sneak into” emerging markets by investing in companies in developed markets that have significant emerging markets exposure.

Though the emerging markets have proven to be a powerful lure for many investors, they do present several distinct negatives, including:

–	Limited shareholder rights

–	Less certain accounting standards and limited transparency

–	Limited equity culture

–	Limited capital markets history

–	Typically higher volatility

–	Securities trading at typically higher valuations

By contrast, the developed markets continue to have valuable intrinsic attributes, such as:

–	Strong shareholder rights

–	International accounting standards and greater transparency

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–	Many years of emerging markets investing experience

–	Strong capital markets experience

–	Typically lower volatility

–	Securities trading typically at lower valuations

–	Significant sales and earnings from emerging markets that are not readily apparent

For example, Grupo Prisa — our largest holding — has approximately 25% of its sales and 30% of earnings from emerging Latin American markets, including Brazil, Chile and Mexico. In fact, these markets are the fastest growing for the company. We have the ability to tap these fast-growing emerging markets by investing in a company trading at a depressed European media stock valuation.

Our portfolios have quite a few of these types of investments; others include Bolloré, Siemens AG, and Retail Holdings. The strategic principle underlying all these holdings is that through our process, we have successfully identified situations that satisfy all of our criteria for intrinsic value, but that also give us the added advantage of access to the investment potential of the emerging markets - without the built-in risks of direct investment in those regions.

Final Thoughts

At Evermore, we firmly believe that the best bargains come during periods of stress and distress – when investors are selling without regard to valuation and seem to just want out, at any price.

Evermore Global Advisors seeks opportunistic investment situations around the world. We can go everywhere. However, we are not obligated to go anywhere. We go only where we see the greatest potential opportunities for our investors.

We know that our first half results were disappointing for our investors, as they were for Evermore. But we remain strongly committed to our approach and our portfolio holdings, and are very excited about the compelling investment opportunities that the current global crisis should present. We are convinced that the Evermore approach is extraordinarily well suited to identify and leverage those opportunities, with the goal of obtaining superior long term returns for our investors.

As always, we thank you for your continued support.

Sincerely,

David Marcus Lead Portfolio Manager	Jae Chung Co-Portfolio Manager

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Management’s Discussion of Fund Performance

The first half of 2011 again presented a world in crisis. While global economies continued their modest recoveries from the pandemic that spread as a result of the financial crisis in the U.S. from late 2007 through early 2009, new crises developed in almost every region in the world. Throughout the period, markets were on a roller coaster ride, from Japan’s earthquake and tsunami to revolt in various parts of the Middle East to renewed concerns about the debt crisis in various parts of Europe to high unemployment and the debt ceiling deliberations in the U.S.

In the first half, we did see some improvement in confidence levels and a sustained return of investor capital to the equity markets. At the same time, these positives were tempered throughout the half by such factors as rising oil prices, the ongoing European sovereign debt crisis, and a markedly weaker tone to overall economic growth.

Evermore Global Value Fund

The Evermore Global Value Fund Class A shares (at net asset value) returned -0.86% for the six months ended June 30, 2011. The MSCI All-Country World Index returned 4.68% during the same period.

As a result of the volatility in the markets during the first half we began building our cash position in the Fund, which was at 15% as of June 30. We also implemented several hedges in 2011’s first half, including shorting BHP Billiton Ltd., a major commodities producer, and purchasing put options on several large Spanish companies that we believe serve as proxies to the Spanish market. We view these market hedges as “disability insurance” that will pay off not when there are small down moves in the markets, but when crisis down moves (5% to 10%) occur.

While we found some of the biggest contributors to Fund performance last year in the Nordic region, for the first six months of this year our biggest contributors to performance have been SeaCo Ltd., DMT SpA, Grupo Prisa – Class B – ADR, Retail Holdings NV, and Charter Communications.

Our largest detractors from performance in the first six months of 2011 were Moduslink Global Solutions Inc., Grupo Prisa – Warrants, Genworth Financial, Sino-Forest, and Eniro AB.

As of June 30, 2011, our largest five positions were Grupo Prisa – Class B – ADR, Grupo Prisa - Warrant, SeaCo Ltd., Justice Holdings Ltd., and DMT SpA. The Fund’s cash position stood at 15.0%, which is in the range of its typical cash position of 10% to 20% of net assets.

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Evermore European Value Fund

The Evermore European Value Fund Class A shares (at net asset value) returned -1.20% for the six months ended June 30, 2011. The MSCI Daily Total Return Net Europe Local Index returned 2.37% during the same period.

As a result of the volatility in the markets during the first half we began building our cash position in the Fund, which was at 20.4% as of June 30. We also implemented several hedges in the first half of 2011, including purchasing put options on several large Spanish companies that we believe serve as proxies to the Spanish market. We view these market hedges as “disability insurance” that will pay off not when there are small down moves in the Spanish market, but when crisis down moves (5% to 10%) occur.

While we found some of the biggest contributors to Fund performance last year in the Nordic region, for the first six months of this year our biggest contributors to performance have been SeaCo Ltd., Grupo Prisa – Class B – ADR, Grupo Prisa – Warrant, DMT SpA, and Bolloré SA.

Our largest detractors from performance in the first six months of 2011 were VimpelCom Ltd., Lloyd’s Banking Group plc, RHJ International, Eniro AB, and Prosieben.

As of June 30, 2011, our largest five positions were Grupo Prisa – Class B – ADR, Bollore SA, DMT SpA, Grupo Prisa – Warrant, and Justice Holdings Ltd. The Fund’s cash position stood at 20.4%, which is a little larger than the range of the Fund’s typical cash position of 10% to 20% of net assets.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investing in smaller companies involves additional risks such as limited liquidity and greater volatility. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities. Additional special risks relevant to our Funds involve derivatives and hedging. Please refer to the prospectus for further details.

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The Evermore European Value Fund concentrates its investments in a single region, which may subject it to greater risk and volatility than a broadly diversified fund.

Please refer to the Schedules of Investments for complete holdings information. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

References to other funds should not be interpreted as an offer of these securities.

The MSCI All-Country World Index is an unmanaged index comprised of 48 country indices, including 23 developed and 25 emerging market country indices, and is calculated with dividends reinvested after deduction of holding tax. The index is a trademark of Morgan Stanley Capital International and is not available for direct investment. The MSCI Daily Total Return Net Europe Local Index is a free float adjusted market capitalization weighted index comprised of 16 European developed market indices and reinvests dividends after deduction of withholding tax on the days securities are quoted ex-dividend. The index is a trademark of Morgan Stanley Capital International and is not available for direct investment.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. Free cash flow is revenue less operating expenses including interest expense and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Must be preceded or accompanied by a prospectus.

The Evermore Funds are distributed by Quasar Distributors, LLC.

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(This Page Intentionally Left Blank.)

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SECTOR ALLOCATION at June 30, 2011 (Unaudited)

Evermore Global Value Fund

Evermore European Value Fund

*	Includes money market fund and other assets less liabilities.
#	Includes securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, the Funds’ Administrator.

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Evermore Funds

EXPENSE EXAMPLE for the Six Months Ended June 30, 2011 (Unaudited)

As a shareholder of the Evermore Global Value Fund or the Evermore European Value Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares less than 30 calendar days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Evermore Funds

EXPENSE EXAMPLE for the Six Months Ended June 30, 2011 (Unaudited), Continued

Evermore Global Value Fund

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During the Period 1/1/11 – 6/30/11*

Class A Actual^	$1,000	$991	$8.05
Class A Hypothetical (5% annual
return before expenses)+	$1,000	$1,017	$8.15
Class C Actual^	$1,000	$989	$11.73
Class C Hypothetical (5% annual
return before expenses)+	$1,000	$1,013	$11.88
Class I Actual^	$1,000	$993	$6.82
Class I Hypothetical (5% annual
return before expenses)+	$1,000	$1,018	$6.90

^	Excluding interest expense, your actual cost of investments in the Fund would be $7.90 for Class A shares, $11.59 for Class C shares and $6.67 for Class I shares.
+	Excluding interest expense, your hypothetical cost of investment in a fund would be $8.00 for Class A shares, $11.73 for Class C shares and $6.76 for Class I shares.
*

Expenses are equal to the Fund’s expense ratios for the most recent six-month period, including interest expense, of 1.63% for Class A shares, 2.38% for Class C shares and 1.38% for Class I shares multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). If interest expense was excluded, the annualized ratio would have been 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares. Expense ratios reflect expense reimbursements currently in effect.

Evermore European Value Fund

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During the Period 1/1/11 – 6/30/11*

Class A Actual^	$1,000	$988	$7.99
Class A Hypothetical (5% annual
return before expenses)+	$1,000	$1,017	$8.10
Class C Actual^	$1,000	$984	$11.66
Class C Hypothetical (5% annual
return before expenses)+	$1,000	$1,013	$11.83
Class I Actual^	$1,000	$989	$6.76
Class I Hypothetical (5% annual
return before expenses)+	$1,000	$1,018	$6.85

^	Excluding interest expense, your actual cost of investments in the Fund would be $7.89 for Class A shares, $11.56 for Class C shares and $6.66 for Class I shares.
+	Excluding interest expense, your hypothetical cost of investment in a fund would be $8.00 for Class A shares, $11.73 for Class C shares and $6.76 for Class I shares.
*

Expenses are equal to the Fund’s expense ratios for the most recent six-month period, including interest expense, of 1.62% for Class A shares, 2.37% for Class C shares and 1.37% for Class I shares multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). If interest expense was excluded, the annualized ratio would have been 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares. Expense ratios reflect expense reimbursements currently in effect.

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Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 64.0%

Apparel & Luxury Goods – 0.3%
200	Boswell J G Co. (United States)*	$154,000

Cable & Satellite – 3.2%
31,000	Charter Communications, Inc. – Class A (United States)*	1,682,060

Communications Equipment – 8.6%
102,659	Balda AG (Germany)*	1,357,905
62,900	Cisco Systems, Inc. (United States)	981,869
73,132	DMT SPA (Italy)*[1]	2,215,447

		4,555,221

Exploration & Production – 2.2%
563,900	Pulse Seismic, Inc. (Canada)*	1,175,218

Household Durables – 2.5%
72,200	Retail Holdings NV (Netherlands)[2]	1,357,360

Industrial Conglomerates – 14.0%
5,317	Bollore SA (France)	1,316,181
40,300	EXOR SPA (Italy)	1,260,456
150,700	Justice Holdings Ltd. (United Kingdom)*	2,370,295
123,810	Orkla ASA (Norway)	1,178,743
9,234	Siemens AG (Germany)	1,268,951

		7,394,626

Insurance – 4.8%
109,400	Genworth Financial, Inc. (United States)*[1]	1,124,632
659,884	Old Mutual PLC (United Kingdom)	1,412,573

		2,537,205

Internet Software & Services – 2.2%
259,028	ModusLink Global Solutions, Inc. (United States)	1,160,445

Shares		Value

Machinery – 4.8%
101,900	Fiat Industrial SPA (Italy)*[1]	$1,316,108
51,900	Scania AB (Sweden)	1,204,750

		2,520,858

Media – 13.1%
468,213	Constantin Medien AG (Germany)*	1,244,520
334,328	Eniro AB (Sweden)*	1,178,633
449,059	Promotora de Informaciones SA – Class B – ADR (Spain)*	4,490,590

		6,913,743

Movies & Entertainment – 1.0%
81,303	Highlight Communications AG (Switzerland)*	536,573

Shipping & Logistics – 7.3%
146	A.P. Moller-Maersk A/S – Class B (Denmark)	1,260,421
3,785,695	SeaCo Ltd. (United Kingdom)*[2]	2,612,129

		3,872,550

TOTAL COMMON STOCKS (Cost $32,128,288)		33,859,859

PARTNERSHIPS AND TRUSTS – 5.4%

Real Estate Investment Trusts
62,843	General Growth Properties, Inc. (United States)	1,048,850

223,600	iStar Financial, Inc. (United States)*[1]	1,813,396

TOTAL PARTNERSHIPS AND TRUSTS
(Cost $2,234,033)		2,862,246

The accompanying notes are an integral part of these financial statements.

18

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value

WARRANTS – 10.3%

Consumer Finance – 1.0%
25,833	Capital One Financial
	Corp., Expiration:
	November, 2018,
	Exercise Price: $42.13
	(United States)*	$543,526

Diversified Financial Services – 1.3%
55,300	Bank of America Corp.,
	Expiration: January 2019,
	Exercise Price: $9.72
	(United States)*	$306,362
29,250	JPMorgan Chase & Co.,
	Expiration: October 2018,
	Exercise Price: $42.42
	(United States)*	393,998

		700,360

Insurance – 0.7%
19,800	Hartford Financial
	Services Group, Inc.,
	Expiration: June, 2019,
	Exercise Price: $97.90
	(United States)	354,222

Media – 7.3%
8,057,525	Promotora de
	Informaciones SA –
	Class A, Expiration:
	June, 2014, Exercise
	Price: $2.00 (Spain)	3,855,946

TOTAL WARRANTS
(Cost $5,862,248)		5,454,054

Principal Amount

CORPORATE BOND – 4.0%

Insurance – 4.0%
$1,300,000	American International
	Group, Inc.
	8.625%, 5/22/2038
	(United States)[3]	2,159,468

TOTAL CORPORATE BOND
(Cost $1,667,494)		2,159,468

Shares		Value

MUNICIPAL BONDS – 0.8%

Tobacco – 0.8%
$10,840,000	Northern Tobacco
	Securitization Co.
	Expiration:
	June 1, 2046,
	$0.00
	(United States)	$199,564
11,675,000	Tobacco Settlement
	Fing Corp. V
	Expiration:
	June 1, 2047, $0.00
	(United States)	223,343

TOTAL MUNICIPAL BONDS
(Cost $515,289)		422,907

Contracts (100 shares per contract)

PUT OPTIONS PURCHASED – 0.9%

Commercial Banks – 0.8%
3,570	Banco Bilbao Vizcaya
	Argentaria Expiration:
	December, 2011,
	Exercise Price: $6.25
	(Chile)	129,427
4,564	Banco Santander SA
	Expiration: December,
	2011, Exercise Price
	$7.00 (Brazil)	277,977
Diversified Telecommunication Services – 0.1%
1,015	Telefonica SA Expiration:
	December, 2011,
	Exercise Price $14.50
	(Spain)	52,989

TOTAL PUT OPTIONS PURCHASED
(Cost $564,430)		460,393

The accompanying notes are an integral part of these financial statements.

19

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares	Value

SHORT-TERM INVESTMENT – 16.6%

Money Market Fund – 16.6%
8,778,519	Invesco Liquid Assets
Portfolio – Institutional
Class, 0.08%[4]	$8,778,519

TOTAL SHORT-TERM INVESTMENT
(Cost $8,778,519)	8,778,519

TOTAL INVESTMENTS IN SECURITIES – 102.0%
(Cost $51,750,301)	53,997,446
Liabilities in Excess of Other Assets – (2.0)%	(1,076,750)

TOTAL NET ASSETS – 100.0%	$52,920,696

ADR	American Depository Receipt
*	Non-income producing security.
[1]	All or a portion of this security was segregated as collateral for forward currency contracts.
[2]	Illiquid securities represent 7.5% of net assets as of June 30, 2011. (Note 2)
[3]	Restricted security represents 4.1% of net assets as of June 30, 2011. (Note 2)
[4]	7-day yield as of June 30, 2011.

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value

SECURITIES SOLD SHORT – 0.6%

Metals & Mining – 0.5%
2,800	BHP Billiton Ltd.
	(Austalia)	$264,964

Building Products – 0.1%
41,800	Pfleiderer AG
	(Germany)	27,157

TOTAL SECURITIES SOLD SHORT
(Proceeds $291,555)		$292,121

Country	Percent of Net Assets

United States	23.0%
Spain	16.6%
United Kingdom	12.1%
Italy	9.1%
Germany#	7.3%
Sweden	4.5%
Netherlands	2.6%
France	2.5%
Denmark	2.4%
Canada	2.2%
Norway	2.2%
Switzerland	1.0%
Australia#	–0.5%
Cash & Equivalents^	15.0%

Total	100.0%

^	Includes money market fund and liabilities in excess of other assets.
#	Includes securities sold short.

The accompanying notes are an integral part of these financial statements.

20

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS – 70.8%

Communications Equipment – 7.7%
15,200	Balda AG (Germany)*	$201,055
15,540	DMT SPA (Italy)*	470,766

		671,821

Diversified Financial Services – 3.0%
36,722	RHJ International SA (Belgium)*	264,666

Diversified Telecommunication Services – 2.7%
18,321	VimpelCom Ltd. – ADR (Bermuda)[1]	233,776

Industrial Conglomerates – 20.6%
1,949	Bollore SA (France)[1]	482,460
7,900	EXOR SPA (Italy)	247,087
25,800	Justice Holdings Ltd. (United Kingdom)*	405,797
30,400	Orkla ASA (Norway)[1]	289,426
2,761	Siemens AG (Germany)	379,421

		1,804,191

Insurance – 3.8%
155,308	Old Mutual PLC (United Kingdom)[1]	332,458

Machinery – 5.6%
20,000	Fiat Industrial SPA (Italy)*	258,313
10,050	Scania AB (Sweden)	233,290

		491,603

Media – 19.3%
80,200	Constantin Medien AG (Germany)*	213,173
67,700	Eniro AB (Sweden)*	238,668
123,549	Promotora de Informaciones SA – Class B – ADR (Spain)*[1]	1,235,490

		1,687,331

Shares		Value

Movies & Entertainment – 1.2%
16,259	Highlight Communications AG (Switzerland)*	$107,304

Shipping & Logistics – 6.9%
29	A.P. Moller-Maersk A/S – Class B (Denmark)	250,358
510,300	SeaCo Ltd. (United Kingdom)*[1,2]	352,107

		602,465

TOTAL COMMON STOCKS (Cost $5,785,531)		6,195,615

WARRANT – 4.7%

Media – 4.7%
866,800	Promotora de Informaciones SA – Class A, Expiration: June, 2014, Exercise Price: $2.00 (Spain)	414,809

TOTAL WARRANT
(Cost $325,370)		414,809

Principal Amount		Value

CORPORATE BOND – 3.8%

Insurance – 3.8%
200,000	American International Group, Inc. 8.625%, 5/22/2038 (United States)[3]	332,226

TOTAL CORPORATE BOND
(Cost $267,834)		332,226

The accompanying notes are an integral part of these financial statements.

21

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Contracts (100 shares per contract)		Value

PUT OPTIONS PURCHASED – 0.9%
540	Banco Bilbao Vizcaya Argentaria Expiration: December, 2011, Exercise Price: $6.25 (Chile)	$19,577
748	Banco Santander SA Expiration: December, 2011, Exercise Price $7.00 (Brazil)	45,558
164	Telefonica SA Expiration: December, 2011, Exercise Price $14.50 (Spain)	8,562

TOTAL PUT OPTIONS PURCHASED
(Cost $89,979)		73,697

SHORT-TERM INVESTMENT

Money Market Fund – 22.2%
1,937,807	Invesco Liquid Assets Portfolio – Institutional Class, 0.085%[4]	1,937,807

TOTAL SHORT-TERM INVESMENT
(Cost $1,937,807)		1,937,807

TOTAL INVESTMENTS IN SECURITIES – 102.4%
(Cost $8,406,521)		8,954,154
Liabilities in Excess of Other Assets – (2.4)%		(211,006)

TOTAL NET ASSETS – 100.0%		$8,743,148

ADR	American Depository Receipt
*	Non-income producing security.
[1]	All or a portion of this security was segregated as collateral for forward currency contracts.
[2]	Illiquid securities represent 7.5% of net assets as of June 30, 2011. (Note 2)
[3]	Restricted security represents 3.8% of net assets as of June 30, 2011. (Note 2)
[4]	7-day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

22

Evermore European Value Fund

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2011 (Unaudited)

Shares		Value

SECURITIES SOLD SHORT – 0.6%

Metals & Mining – 0.5%
500	BHP Billiton Ltd. (Australia)	$47,315

Building Products – 0.1%
7,200	Pfleiderer AG	4,678

TOTAL SECURITIES SOLD SHORT
(Proceeds $51,783)		$51,993

Country	Percent of Net Assets

Spain	19.7%
United Kingdom	12.5%
Italy	11.2%
Germany#	8.9%
France	5.5%
Sweden	5.4%
United States	3.8%
Norway	3.3%
Belgium	3.0%
Denmark	2.9%
Russia	2.7%
Switzerland	1.2%
Australia#	–0.5%
Cash & Equivalents^	20.4%

Total	100.0%

^	Includes money market fund and liabilities in excess of other assets.
#	Includes securities sold short.

The accompanying notes are an integral part of these financial statements.

23

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24

Evermore Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

	Evermore Global Value Fund	Evermore European Value Fund

ASSETS
Investments in securities, at value (Cost $51,750,301 and $8,406,521, respectively) (Note 2)	$53,997,446	$8,954,154
Unrealized gain on forward currency contracts	91,078	22,912
Foreign cash (cost of $236,702 and $40,381, respectively)	241,556	41,327
Receivables:
Fund shares sold	197,345	10,348
Dividends and interest, net	24,159	5,061
Due from adviser, net	—	22,511
Prepaid expenses	28,991	25,030

Total assets	54,580,575	9,081,343

LIABILITIES
Unrealized loss on forward currency contracts	631,913	139,084
Securities sold short, at value (proceeds $291,555 and 51,783, respectively)	292,121	51,993
Due to broker	659,727	109,746
Payables:
Fund shares redeemed	—	4
Investment advisory fees, net	28,314	—
Administration fees	3,732	3,881
Custody fees	16,986	13,691
Distribution fees	5,921	359
Fund accounting fees	5,517	5,368
Transfer agent fees	9,265	7,441
Other accrued expenses	6,383	6,628

Total liabilities	1,659,879	338,195

NET ASSETS	$52,920,696	$8,743,148

COMPONENTS OF NET ASSETS
Paid-in capital	$52,995,730	$8,522,603
Undistributed net investment income	269,119	57,888
Accumulated net realized loss on investments, foreign currency transactions & forward currency contracts	(2,044,940)	(267,694)
Net unrealized appreciation on investments & options	2,247,145	547,633
Net unrealized depreciation on foreign currency transactions & forward currency contracts	(545,791)	(117,072)
Net unrealized depreciation on securities sold short	(567)	(210)

Net assets	$52,920,696	$8,743,148

The accompanying notes are an integral part of these financial statements.

25

Evermore Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

	Evermore Global Value Fund	Evermore European Value Fund

Class A:
Net assets	$9,921,349	$493,922
Shares issued and outstanding (unlimited number
of shares authorized without par value)	952,733	49,897
Net asset value, and redemption price per share	$10.41	$9.90

Maximum offering price per share* (net asset value per share/front-end sales charge)
($10.41/95.00%)	$10.96

($9.90/95.00%)		$10.42

Class C:
Net assets	$121,560	$16,303
Shares issued and outstanding (unlimited number of shares authorized without par value)	11,826	1,667
Net asset value, offering price, and redemption price per share**	$10.28	$9.78

Class I:
Net assets	$42,877,787	$8,232,923
Shares issued and outstanding (unlimited number of shares authorized without par value)	4,103,580	827,164
Net asset value, offering price, and redemption price per share	$10.45	$9.95

*	Class A share investments of $1 million or more, which are purchased at Net Asset Value, are subject to a 0.75% contingent deferred sales charge (“CDSC”) if redeemed within 12 months.
**	A 1.00% CDSC applies to the lesser of the amount invested or the redemption value of Class C shares redeemed within 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

26

Evermore Funds

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2011 (Unaudited)

	Evermore Global Value Fund	Evermore European Value Fund

INVESTMENT INCOME
Income
Dividends (net of $27,571 and $9,248 foreign withholding tax, respectively)	$298,151	$57,808
Interest	260,991	34,827
Other income	3,832	943

Total investment income	562,974	93,578

EXPENSES (Note 3)
Investment advisory fees	240,415	44,811
Custody fees	35,779	26,918
Transfer agent fees	33,233	22,806
Registration fees	28,717	27,514
Administration fees	23,681	23,681
Fund accounting fees	20,443	20,092
Chief Compliance Officer fees	20,021	20,172
Audit fees	17,329	17,444
Legal fees	14,906	14,943
Trustee fees	10,467	10,547
Distribution fees – Class A	9,687	815
Insurance expense	6,736	6,697
Miscellaneous expenses	3,105	2,227
Interest expense to broker	2,823	656
Reports to shareholders	2,517	3,022
Distribution fees – Class C	377	85

Total expenses	470,236	242,430
Less expenses waived	(2,316)	(545)
Less fees waived	(126,619)	(179,163)

Net expenses	341,301	62,722

Net investment income	221,673	30,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, FOREIGN CURRENCY TRANSACTIONS & SECURITIES SOLD SHORT
Net realized loss on investments, options, foreign currency transactions & forward currency contracts	(1,435,006)	(128,280)
Change in net unrealized appreciation (depreciation) on securities & options	(582,643)	43,645
Change in unrealized depreciation on foreign currency translations & forward currency contracts	(493,628)	(88,188)
Change in net unrealized depreciation on securities sold short	(567)	(210)

Net realized and unrealized loss on investments, options, foreign currency transactions & securities sold short	(2,511,844)	(173,033)

Net decrease in net assets resulting from operations	$(2,290,171)	$(142,177)

The accompanying notes are an integral part of these financial statements.

27

(This Page Intentionally Left Blank.)

28

Evermore Global Value Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011#	Year Ended December 31, 2010*

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$221,673	$99,325
Net realized loss on investments, options, foreign currency transactions & forward currency contracts	(1,435,006)	(1,067,585)
Change in unrealized appreciation on investments & options	(582,643)	2,829,788
Change in unrealized depreciation on foreign currency translations & forward currency contracts	(493,628)	(52,164)
Change in net unrealized depreciation on securities sold short	(567)	—

Net (decrease) increase in net assets resulting from operations	(2,290,171)	1,809,364

CAPITAL SHARE TRANSACTIONS (Note 3)
Net increase in net assets derived from net change in outstanding shares – Class A (a)(b)	6,843,683	3,540,677
Net increase in net assets derived from net change in outstanding shares – Class C (a)	97,475	25,540
Net increase in net assets derived from net change in outstanding shares – Class I (a)	12,530,934	30,363,194

Total increase in net assets from capital share transactions	19,472,092	33,929,411

Total increase in net assets	17,181,921	35,738,775

NET ASSETS
Beginning of period/year	35,738,775	—

End of period/year	$52,920,696	$35,738,775

Undistributed net investment income	$269,119	$47,447

The accompanying notes are an integral part of these financial statements.

29

Evermore Global Value Fund

STATEMENT OF CHANGES IN NET ASSETS, Continued

(a)	Summary of capital share transactions is as follows:

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class A	Shares	Value	Shares	Value

Shares sold	689,812	$7,779,768	444,299	$4,443,211
Shares redeemed (b)	(84,800)	(936,085)	(96,577)	(902,534)

Net increase	605,012	$6,843,683	347,722	$3,540,677

(b)	Net of redemption fees of $67 and $1,250, respectively.

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class C	Shares	Value	Shares	Value

Shares sold	8,949	$97,475	23,054	$228,667
Shares redeemed	—	—	(20,177)	(203,127)

Net increase	8,949	$97,475	2,877	$25,540

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class I	Shares	Value	Shares	Value

Shares sold	1,953,624	$22,028,412	3,314,806	$33,082,689
Shares redeemed	(896,929)	(9,497,478)	(267,921)	(2,719,495)

Net increase	1,056,695	$12,530,934	3,046,885	$30,363,194

*	Fund commenced operations on January 1, 2010.
#	Unaudited

The accompanying notes are an integral part of these financial statements.

30

Evermore European Value Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011#	Year Ended December 31, 2010*

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$30,856	$7,569
Net realized loss on investments, options, foreign currency transactions & forward currency contracts	(128,280)	(237,236)
Change in unrealized appreciation on investments & options	43,645	503,987
Change in unrealized depreciation on foreign currency translations & forward currency contracts	(88,188)	(28,884)
Change in net unrealized depreciation on securities sold short	(210)	—

Net increase in net assets resulting from operations	(142,177)	245,436

CAPITAL SHARE TRANSACTIONS (Note 3)
Net increase (decrease) in net assets derived from net change in outstanding shares – Class A (a)(b)	(364,337)	847,017
Net increase in net assets derived from net change in outstanding shares – Class C (a)	—	16,667
Net increase in net assets derived from net change in outstanding shares – Class I (a)(c)	1,274,284	6,866,258

Total increase in net assets from capital share transactions	909,947	7,729,942

Total increase in net assets	767,770	7,975,378

NET ASSETS
Beginning of period/year	7,975,378	—

End of period/year	$8,743,148	$7,975,378

Undistributed net investment income	$57,888	$27,033

The accompanying notes are an integral part of these financial statements.

31

Evermore European Value Fund

STATEMENT OF CHANGES IN NET ASSETS, Continued

(a)	Summary of capital share transactions is as follows:

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class A	Shares	Value	Shares	Value

Shares sold	6,710	$71,207	160,213	$1,574,634
Shares redeemed (b)	(42,292)	(435,544)	(74,734)	(727,617)

Net increase (decrease)	(35,582)	$(364,337)	85,479	$847,017

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class C	Shares	Value	Shares	Value

Shares sold	—	$—	1,667	$16,667
Shares redeemed	—	—	—	—

Net increase	—	$—	1,667	$16,667

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Class I	Shares	Value	Shares	Value

Shares sold	252,038	$2,606,733	720,711	$7,014,504
Shares redeemed	(130,462)	(1,332,449)	(15,123)	(148,246)

Net increase	121,576	$1,274,284	705,588	$6,866,258

*	Fund commenced operations on January 1, 2010.
#	Unaudited

The accompanying notes are an integral part of these financial statements.

32

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

CLASS A

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$10.50		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.01		0.02
Net realized and unrealized gain (loss) on investments	(0.10)		0.48

Total from investment operations	(0.09)		0.50

Paid-in capital from redemption fees (Note 2)	0.00	[1]	0.00 [1]

Net asset value, end of period/year	$10.41		$10.50

Total return without sales load	(0.86	)%^	5.00%
Total return with sales load	(5.79	)%^	(0.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$9,921		$3,651

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before expenses absorbed[2,6]	2.15	%+	3.60%
After expenses absorbed[3,6]	1.63	%+	1.62%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before expenses absorbed[4,6]	0.30	%+	(1.59)%
After expenses absorbed[5,6]	0.82	%+	0.39%
Portfolio turnover rate	54	%^	77%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]	Amount less than $0.01.
[2]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 2.12% and 3.58% for the year ended December 31, 2010.

[3]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 1.60% and 1.60% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 0.33% and (1.57)% for the year ended December 31, 2010.

[5]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the year ended June 30, 2011 was 0.85% and 0.41% for the year ended December 31, 2010.

[6]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

33

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year, Continued

CLASS C

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$10.40		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.21		(0.21)
Net realized and unrealized gain (loss) on investments	(0.33)		0.61

Total from investment operations	(0.12)		0.40

Paid-in capital from redemption fees (Note 2)	—		—

Net asset value, end of period/year	$10.28		$10.40

Total return without sales load	(1.15	)%^	4.00%
Total return with sales load	(2.14	)%^	3.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$122		$30

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before expenses absorbed[1,5]	2.90	%+	5.86%
After expenses absorbed[2,5]	2.38	%+	2.37%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before expenses absorbed[3,5]	(0.51	)%+	(4.02)%
After expenses absorbed[4,5]	0.01	%+	(0.53)%
Portfolio turnover rate	54	%^	77%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 2.87% and 5.84% for the year ended December 31, 2010.

[2]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2010 was 2.35% and 2.35% for the year ended December 31, 2010.

[3]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was (0.48)% and (4.00)% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the year ended June 30, 2011 was 0.04% and (0.51)% for the year ended December 31, 2010.

[5]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

34

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year, Continued

CLASS I

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$10.52		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.02		0.03
Net realized and unrealized gain (loss) on investments	(0.09)		0.49

Total from investment operations	(0.07)		0.52

Paid-in capital from redemption fees (Note 2)	—		—

Net asset value, end of period/year	$10.45		$10.52

Total return	(0.67	)%^	5.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$42,878		$32,058

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[1,5]	1.90	%+	3.23%
After fees waived and expenses absorbed[2,5]	1.38	%+	1.37%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[3,5]	0.41	%+	(1.30)%
After fees waived and expenses absorbed[4,5]	0.93	%+	0.56%
Portfolio turnover rate	54	%^	77%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 1.87% and 3.21% for the year ended December 31, 2010.

[2]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 1.35% and 1.35% for the year ended December 31, 2010.

[3]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 0.44% and (1.28)% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 0.96%. and 0.58% for the year ended December 31, 2010.

[5]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

35

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

CLASS A

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$10.02		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.01		0.02
Net realized and unrealized gain (loss) on investments	(0.13)		—

Total from investment operations	(0.12)		0.02

Paid-in capital from redemption fees (Note 2)	—		0.00 [1]

Net asset value, end of period/year	$9.90		$10.02

Total return without sales load	(1.20	)%^	0.20%
Total return with sales load	(6.16	)%^	(4.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$494		$857

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[2,6]	5.58	%+	14.21%
After fees waived and expenses absorbed[3,6]	1.62	%+	1.63%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[4,6]	(3.55	)%+	(12.26)%
After fees waived and expenses absorbed[5,6]	0.41	%+	0.32%
Portfolio turnover rate	47	%^	37%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]	Amount less than $0.01.
[2]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 5.56% and 14.18% for the year ended December 31, 2010.

[3]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 1.60% and 1.60% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2010 was (3.53)% and (12.33)% for the year ended December 31, 2010.

[5]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 0.41% and 0.35% for the year ended December 31, 2010.

[6]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

36

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year, Continued

CLASS C

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$9.94		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.05		(0.07)
Net realized and unrealized gain (loss) on investments	(0.21)		0.01

Total from investment operations	(0.16)		(0.06)

Paid-in capital from redemption fees (Note 2)	—		—

Net asset value, end of period/year	$9.78		$9.94

Total return without sales load	(1.61	)%^	(0.60)%
Total return with sales load	(2.59	)%^	(1.59)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$16		$16

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[1,5]	6.33	%+	20.74%
After fees waived and expenses absorbed[2,5]	2.37	%+	2.36%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[3,5]	(4.27	)%+	(19.13)%
After fees waived and expenses absorbed[4,5]	(0.31	)%+	(0.75)%
Portfolio turnover rate	47	%^	37%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 6.31% and 20.73% for the year ended December 31, 2010.

[2]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 2.35% and 2.35% for the year ended December 31, 2010.

[3]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was (4.25)% and (19.12)% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was (0.29)% and (0.74)% for the year ended December 31, 2010.

[5]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

37

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year, Continued

CLASS I

	Six Months Ended June 30, 2011#		Year Ended December 31, 2010*

Net asset value, beginning of period/year	$10.07		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment gain	0.03		0.01
Net realized and unrealized gain (loss) on investments	(0.15)		0.06

Total from investment operations	(0.12)		0.07

Paid-in capital from redemption fees (Note 2)	—		0.00 [1]

Net asset value, end of period/year	$9.95		$10.07

Total return	(1.09	)%^	0.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period/year (thousands)	$8,233		$7,102

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[2,6]	5.33	%+	11.40%
After fees waived and expenses absorbed[3,6]	1.37	%+	1.38%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed[4,6]	(3.25	)%+	(9.82)%
After fees waived and expenses absorbed[5,6]	0.71	%+	0.20%
Portfolio turnover rate	47	%^	37%

*	Fund commenced operations on January 1, 2010.
#	Unaudited
^	Not annualized.
+	Annualized.
[1]	Amount less than $0.01.
[2]

The ratio of expenses to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 5.30% and 11.37% for the year ended December 31, 2010.

[3]

The ratio of expenses to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 1.35% and 1.35% for the year ended December 31, 2010.

[4]

The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was (3.22)% and (9.79)% for the year ended December 31, 2010.

[5]

The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes interest expense due to brokers. The ratio excluding interest expense due to broker for the six months ended June 30, 2011 was 0.74% and 0.23% for the year ended December 31, 2010.

[6]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

38

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Evermore Global Value Fund and the Evermore European Value Fund (each a “Fund” and collectively, the “Funds”) are a diversified series of shares of Evermore Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Funds commenced operations on January 1, 2010.

The Funds offer Class A, Class C and Class I shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with a back-end sales charge for shares redeemed within 12 months after purchase. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, certain financial intermediaries, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Evermore Global Value Fund is to seek capital appreciation by investing in securities from markets around the world, including U.S. markets. The investment objective of the Evermore European Value Fund is to seek capital appreciation by investing in securities from European markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price. If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual

39

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

The Funds invest substantially in securities traded on foreign exchanges (see “Foreign Currency Translation” below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less than in U.S. markets. As a result, securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transaction costs, the costs associated with buying and selling securities on non-U.S. securities markets may be higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each Fund’s foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Funds may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

For foreign securities traded on foreign exchanges the Trust has selected FT Interactive data (“FTID”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed

40

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FTID provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depository Receipt, if one exists. FTID provides the confidence interval for each security for which it provides a price. If the FTID provided price falls within the confidence interval the Fund will value the particular security at that price. If the FTID provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2011, the Funds did not hold fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

41

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Evermore Global Value Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$32,681,116	$1,178,743	$—	$1,178,743
Partnerships & Trusts^	2,862,246	—	—	2,862,246
Warrants^	5,454,054	—	—	5,454,054
Corporate Bond^	—	2,159,468	—	2,159,468
Municipal Bond	—	422,907	—	422,907
Put Options Purchased^	460,393	—	—	460,393
Short-Term Investment	8,778,519	—	—	8,778,519

Total Investments in Securities	$50,236,328	$3,761,118	$—	$53,997,446

Other Financial Instruments#
Unrealized appreciation	$—	$91,078	$—	$91,078
Unrealized depreciaiotn	—	(631,913)	—	(631,913)

Total Investments in Other Financial Instruments	$—	$(540,835)	$—	$(540,835)

Securities Sold Short	$292,121	$—	$—	292,121

^	See Schedule of Investments for industry breakout.
#	Other Financial Instruments are derivative instruments (forward currency contracts), which are value at the unrealized appreciation (depreciation) on the investments.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended June 30, 2011.

42

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

The following is a summary of the inputs used to value the Evermore European Value Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$5,906,189	$289,426	$—	$6,195,615
Warrant^	414,809	—	—	414,809
Corporate Bond^	—	332,226	—	332,226
Put Options Purchased^	73,697	—	—	73,697
Short-Term Investment	1,937,807	—	—	1,937,807

Total Investments in Securities	$8,332,502	$621,652	$—	$8,954,154

Other Financial Instruments#
Unrealized appreciation	$—	$22,912	$—	$—
Unrealized depreciaiotn	—	(139,084)	—	—

Total Investments in Other Financial Instruments	$—	$(116,172)	$—	$(116,172)

Securities Sold Short	$51,993	$—	$—	51,993

^ See Schedule of Investments for industry breakout.
# Other Financial Instruments are derivative instruments (forward currency contracts), which are value at the unrealized appreciation (depreciation) on the investments.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended June 30, 2011.

Level 3 Reconciliation Disclosure

Following is the reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Evermore Global Value Fund

Balance as of 12/31/10	$5,185
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Transfers in and/or out of Level 3+	(5,185)

Balance as of June 30, 2011	$—

43

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

Evermore European Value Fund

Balance as of 12/31/10	$972
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Transfers in and/or out of Level 3+	(972)

Balance as of June 30, 2011	$—

+	Balance as of 12/31/10 were options that were excercised and are now classified in Level 2.

The Funds have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may employ hedging strategies. Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. When pursuing these hedging strategies, the Funds will primarily engage in forward foreign currency exchange contracts. However, the Funds may also engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Funds may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

44

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

Evermore Global Value Fund

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of June 30, 2011:

	Asset Derivatives as of June 30, 2011		Liability Derivatives as of June 30, 2011

Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Forward	Unrealized	$91,078	Unrealized	$631,913
Currency	gain on		loss on
Contracts	forward		forward
	currency		currency
	contracts		contracts

Put	Investments	460,393	None	—
Options	in securities,
Purchased	at value

Total		$551,471		$631,913

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Location of Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward	Net Realized	$(939,842)	Change in	$(493,628)
Currency	loss on		unrealized
Contracts	investments,		depreciation
	options, and		on foreign
	foreign currency		currency
	transactions &		translations
	forward currency		and forward
	contracts		contracts

Call Options	Same as above	(234,633)	Change in	22,444
Purchased			unrealized
appreciation
on investments

		$(1,174,475)		$(471,183)

45

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

Evermore European Value Fund

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of June 30, 2011:

	Asset Derivatives as of June 30, 2011		Liability Derivatives as of June 30, 2011

Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Forward	Unrealized	$22,912	Unrealized	$139,084
Currency	gain on		loss on
Contracts	forward		forward
	currency		currency
	contracts		contracts

Put	Investments	73,697	None	—
Options	in securities,
Purchased	at value

Total		$96,609		$139,084

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Location of Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward	Realized and	$(328,862)	Change in	$(88,188)
Currency	unrealized		unrealized
Contracts	gain (loss)		depreciation
	on investments,		on foreign
	options, foreign		currency
	currency		translations
	transactions &		and forward
	forward		contracts
currency contracts

Call Options Purchased	Same as above	(49,010)	Same as above	8,108

		$(377,872)		$(80,080)

46

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

B.

Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.

Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year)

47

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions that are, or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New Jersey State and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

E.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Funds intend to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds’ Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

F.

Short Sales. Each Fund may make short sales of securities, including “short sales against the box.” In a short sale transaction, the Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund expects to make short sales (i) as a form of hedging to offset potential

48

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility and (iii) for profit.

When a Fund makes a short sale, its broker borrows the security to be sold short and the broker-dealer maintains the proceeds of the short sale while the short position is open. The Fund must keep the proceeds account marked to market and must post additional collateral for its obligation to deliver securities to replace the securities that were borrowed and sold short. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund’s obligation to replace borrowed securities will be secured by collateral deposited with the broker-dealer or the Fund’s custodian bank, usually cash, U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to segregate similar collateral to the extent, if any (excluding any proceeds of the short sales), necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.

Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when a Fund replaces the borrowed security by buying the security in the securities markets, the Fund may pay more for the security than it has received from the purchaser in the short sale. A Fund may, however, profit from a change in the value of the security sold short, if the price decreases.

G.

Interest Expense To Broker. The Funds may incur expenses associated with Fund investment borrowing and short sale transactions. For the six months ended June 30, 2011 the Evermore Global Value Fund and Evermore European Value Fund incurred interest expenses of $2,823 and $656, respectively.

H.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a high cost basis. Discounts/premiums on debt securities purchased are accreted/ amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

I.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

49

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

J.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

K.

Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.00%. Purchases greater than $1 million into the Funds are offered at net asset value and subject to a 0.75% contingent deferred sales charge (“CDSC”) if redeemed within 12 months. For Class C shares, a 1.00% CDSC applies to the lesser of the amount invested or the redemption value of Class C shares redeemed within 12 months after purchase. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

L.

Illiquid and Restricted Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

Evermore Global Value Fund

Illiquid Securities as of June 30, 2011

Security	Acquisition Date	Cost	Value
Retail Holdings NV	9/8/2010-11/24/2010	$914,833	$1,357,360
SeaCo Ltd.	9/10/2010-6/15/2011	1,720,686	2,612,129

Total		$2,635,519	$3,969,489

50

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

Restricted Security as of June 30, 2011

Security	Acquisition Date	Cost	Value
American International Group, Inc. – Bond	7/1/2010-9/23/2010	$1,667,494	$2,159,468

Evermore European Value Fund

Illiquid Securities as of June 30, 2011
Security	Acquisition Date	Cost	Value
SeaCo Ltd.	1/28/11-6/27/11	$259,254	$352,107

Restricted Security as of June 30, 2011
Security	Acquisition Date	Cost	Value
American International Group, Inc. – Bond	7/15/2010-12/7/2010	$267,834	$332,226

M.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

N.

Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Board of Trustees has approved the suspension of sales of Class C shares of the Evermore European Value Fund effective August 26, 2011.

O.

Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

51

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

P.

Regulated Investment Company Modernization Act. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under with a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – INVESTMENT ADVISORY FEES, SERVICING FEES, AND OTHER FEES AND EXPENSES

Evermore Global Advisors, LLC (the “Adviser”) provide the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.99% based upon the average daily net assets of the Funds. As compensation for its services, for the six months ended June 30, 2011, the Evermore Global Value Fund and Evermore European Value Fund incurred $240,415 and $44,811 in advisory fees, respectively.

52

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

The Advisor has agreed to contractually waive fees and reimburse other fund expenses for the following Funds through December 31, 2011, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange-traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

Fund	A	Share Class C	I
Global Value Fund	1.60%	2.35%	1.35%
European Value Fund	1.60%	2.35%	1.35%

For the six months ended June 30, 2011 the Advisor waived $126,619 and $179,163 in fees for the Evermore Global Value Fund and the Evermore European Value Fund, respectively.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays not more than one year after payment. At June 30, 2011, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $474,337 and $550,885 for the Evermore Global Value Fund and the Evermore European Value Fund, respectively. The Advisor may capture a portion of the above amount no later than the dates as stated below:

Fund	Year of Expiration	Amount

Evermore Global Value Fund	December 31, 2011	$347,718
Evermore Global Value Fund	December 31, 2012	$126,619
Evermore European Value Fund	December 31, 2011	$371,722
Evermore European Value Fund	December 31, 2012	$179,163

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

The agreement to contractually reimburse Fund expenses is reevaluated on an annual basis and expires May 1, 2012. The agreement may only be terminated by the Board of Trustees.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian,

53

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. For the six months ended June 30, 2011, the Evermore Global Value Fund and the Evermore European Value Fund each incurred administration fees of $23,681.

Quasar Distributors, LLC (the “Distributor”) is the Funds’ distributor. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended June 30, 2011, the Evermore Global Value Fund and the Evermore European Value Fund received distribution fees of $10,064 and $900, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $35,027,693 and $23,154,725, respectively for the Evermore Global Value Fund and $3,638,684 and $3,771,269, respectively for the Evermore European Value Fund.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows:

	Evermore Global Value Fund	Evermore European Value Fund

Cost of investments	$52,274,599	$8,484,936

Gross tax unrealized appreciation
on long positions	4,942,069	599,009
Gross tax unrealized depreciation
on long positions	(3,219,222)	(129,791)

Net tax unrealized appreciation
on long positions	$1,722,847	$469,218

Net unrealized depreciation on
short sales	(567)	(210)

Total net unrealized appreciation
on investments	1,722,280	469,008

54

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

The difference between book-basis and tax-basis cost of investments is attributable to wash sale losses disallowed.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended June 30, 2011 and the year ended December 31, 2010, there were no distributions for the Evermore Global Value Fund or the Evermore European Value Fund.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Evermore Global Value Fund	Evermore European Value Fund

Net tax unrealized appreciation	$2,305,490	$425,572

Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	$—	$—

Total distributable earnings	$—	$—
Other accumulated losses	(90,353)	(62,850)

Total accumulated gains	$2,215,137	$362,722

55

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

NOTE 6 – FORWARD CURRENCY CONTRACTS

As of June 30, 2011, the Evermore Global Value Fund had the following forward currency contracts outstanding with Morgan Stanley:

		Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To Sell:
		6,436,000 DKK	9/9/2011	$1,214,804	$1,249,081	$(34,277)

Net Value
of DKK
Contracts				1,214,804	1,249,081	(34,277)

To Sell:
		13,596,000 EUR	9/9/2011	19,114,073	19,675,471	(561,398)
To Buy:
		2,704,000 EUR	9/9/2011	(3,861,599)	(3,913,098)	51,499

Net Value
of EUR
Contracts				15,252,474	15,762,373	(509,899)

To Sell:
		3,771,300 GDP	9/9/2011	6,086,878	6,047,299	39,579

Net Value
of GDP
Contracts				6,086,878	6,047,299	39,579

To Sell:
		6,012,000 NOK	9/9/2011	1,075,290	1,109,089	(33,799)

Net Value
of NOK
Contracts				1,075,290	1,109,089	(33,799)

To Sell:
		14,851,000 SEK	9/9/2011	2,335,438	2,337,877	(2,439)

Net Value
of SEK
Contracts				2,335,438	2,337,877	(2,439)

Net Value of
Outstanding
Forward
Currency
Contracts				$25,964,884	$26,505,719	$(540,835)

DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

56

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited), Continued

As of June 30, 2011, the Evermore European Value Fund had the following forward currency contracts outstanding with Morgan Stanley:

		Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To Sell:
		1,389,000 DKK	9/9/2011	$262,011	$269,573	$(7,562)
To Buy:
		111,000 DKK	9/9/2011	(21,014)	(21,543)	529

Net Value
of DKK
Contracts				240,997	248,030	(7,033)

To Sell:
		2,905,300 EUR	9/9/2011	4,084,445	4,204,409	(119,964)
To Buy:
		623,000 EUR	9/9/2011	(888,118)	(901,575)	13,457

Net Value
of EUR
Contracts				3,196,327	3,302,834	(106,507)

To Sell:
		850,500 GBP	9/9/2011	1,372,707	1,363,781	8,926
To Buy:
		187,000 GBP	9/9/2011	(301,094)	(299,855)	(1,239)

Net Value
of GBP
Contracts				1,071,613	1,063,926	7,687

To Sell:
		1,530,000 NOK	9/9/2011	273,571	282,253	(8,682)

Net Value
of NOK
Contracts				273,571	282,253	(8,682)

To Sell:
		2,891,000 SEK	9/9/2011	453,471	455,108	(1,637)

Net Value
of SEK
Contracts				453,471	455,108	(1,637)

Net Value of
Outstanding
Forward
Currency
Contracts				$5,235,979	$5,352,151	$(116,172)

DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

57

Evermore Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Evermore Global Value Fund and the Evermore European Value Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-EVERMORE or (866) 383-7667.

Information regarding how the Evermore Global Value Fund and the Evermore European Value Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling 866-EVERMORE or (866) 383-7667. Furthermore, you can obtain the Form N-PX on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Evermore Global Value Fund and the Evermore European Value Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling 866-EVERMORE or (866) 383-7667. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Evermore Global Value Fund and the Evermore European Value Fund intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-EVERMORE or (866) 383-7667 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

58

Evermore Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This page is not part of the Semi-annual Report.

59

(This Page Intentionally Left Blank.)

Investment Adviser
EVERMORE GLOBAL ADVISORS, LLC
89 Summit Avenue
Summit, New Jersey 07901

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

Legal Counsel
HOWARD & MAJEWSKI, LLP

	Ticker	Cusip

Evermore Global Value Fund
Class A	EVGBX	300397106
Class C	EVGCX	300397114
Class I	EVGIX	300397122

Evermore European Value Fund
Class A	EVEAX	300397130
Class C	EVECX	300397148
Class I	EVEIX	300397155

Evermore Global Advisors LLC
89 Summit Avenue Summit, NJ 07901
WWW.EVERMORE GLOBAL.COM

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Evermore Funds Trust

By (Signature and Title)*	/s/ Eric LeGoff

Eric LeGoff, Chief Executive Officer

Date	September 6, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric LeGoff

Eric LeGoff, Chief Executive Officer

Date	September 6, 2011

By (Signature and Title)*	/s/ Salvatore DiFranco

Salvatore DiFranco, Chief Financial Officer

Date	September 6, 2011

* Print the name and title of each signing officer under his or her signature.